Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 329,084	$ 154,937	$ 407,182
Restricted cash		4,295	5,824
Accounts receivable	1,711,635	24,550,762
Related party receivables	739,917	739,917
Other receivable	950,000	1,076,080
Inventory, net	7,361,147	337,971
Other current assets	1,490,405	784,645	62,419
Total current assets	12,582,188	27,648,607	1,425,425
Security Deposit	800,000	1,500,000	1,500,000
Property, plant and equipment	407,648,007	390,323,968	351,702,307
TOTAL ASSETS	421,030,195	419,472,575	354,627,732
Current liabilities
Accounts payable	42,064,158	48,122,947
Accounts payable		40,277,568	8,474,052
Related party payable		16,701,982	38,932,248
Professional fees payable		10,542,379
Loans payable to related party	356,427	593,231	2,350,000
Notes payable, current portion	124,245,105	121,915,613	110,304,484
Warrant liabilities	7,097,326	751,800
Accrued expenses and other current liabilities		58,231,865	20,364,663
Accrued expenses and other current liabilities	77,171,082	60,928,865
Total current liabilities	250,934,098	249,014,438	180,425,447
Financial liability, net of closing costs	132,825,754	132,806,188	132,767,058
TOTAL LIABILITIES	383,759,852	381,820,626	313,192,505
Commitments and contingencies (Note 11)
STOCKHOLDERS’ EQUITY
Preferred stock; $0.0001 par value, 50,000,000 shares authorized; none issued and outstanding as of December 31, 2025, and 2024, respectively
Common Stock; $0.0001 par value, 500,000,000 shares authorized; 206,473,533 and 140,227,818 shares issued and outstanding as of December 31, 2025, and 2024, respectively	39,452	20,646	140,228
Additional paid-in capital	85,902,009	54,356,988	70,313,190
Accumulated deficit	(48,671,118)	(16,725,685)	(29,018,191)
TOTAL STOCKHOLDERS’ EQUITY	37,270,343	37,651,949	41,435,227
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 421,030,195	419,472,575	354,627,732
Related Party [Member]
Current assets
Other receivable		739,917
Nonrelated Party [Member]
Current assets
Other receivable		$ 1,076,080	$ 950,000